Note 2 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Cash	$ 1,054	$ 7,720	$ 111,310	$ 525,720	$ 88,389